Cover Page - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2024
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2024
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-39173
Entity Registrant Name	I-MAB
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	2440 Research Boulevard, Suite 400
Entity Address, City or Town	Rockville
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20850
Entity Address, Country	US
Entity Common Stock, Shares Outstanding	187,452,495
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Auditor Name	PricewaterhouseCoopers LLP	PricewaterhouseCoopers Zhong Tian LLP
Auditor Location	Florham Park, New Jersey	Shanghai, the People’s Republic of China
Auditor Opinion [Text Block]

Opinions on the Financial Statements and Internal Control over Financial Reporting

We have audited the accompanying consolidated balance sheet of I-MAB and its subsidiaries (the "Company") as of December 31, 2024, and the related consolidated statements of comprehensive loss, of changes in shareholders' equity and of cash flows for the year then ended, including the related notes (collectively referred to as the "consolidated financial statements"). We also have audited the Company's internal control over financial reporting as of December 31, 2024, based on criteria established in Internal Control - Integrated Framework (2013) issued by the Committee of Sponsoring Organizations of the Treadway Commission (COSO).

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 2024, and the results of its operations and its cash flows for the year then ended in conformity with accounting principles generally accepted in the United States of America. Also in our opinion, the Company did not maintain, in all material respects, effective internal control over financial reporting as of December 31, 2024, based on criteria established in Internal Control - Integrated Framework (2013) issued by the COSO because material weaknesses in internal control over financial reporting existed as of that date as the Company did not design and maintain effective information technology general controls for information systems that are relevant to the preparation of the financial statements; specifically, the Company did not design and maintain effective (i) program change management controls, (ii) user access controls, (iii) computer operations controls, and (iv) program development controls.

A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the annual or interim financial statements will not be prevented or detected on a timely basis. The material weaknesses referred to above are described in Management’s Annual Report on Internal Control over Financial Reporting appearing under Item 15. We considered these material weaknesses in determining the nature, timing, and extent of audit tests applied in our audit of the 2024 consolidated financial statements, and our opinion regarding the effectiveness of the Company’s internal control over financial reporting does not affect our opinion on those consolidated financial statements.

Auditor Firm ID	238	1424
Entity Central Index Key	0001778016
Document Fiscal Period Focus	FY
Amendment Flag	false
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	2440 Research Boulevard, Suite 400
Entity Address, City or Town	Rockville
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20850
Entity Address, Country	US
City Area Code	240
Local Phone Number	745-6330
Contact Personnel Name	Joseph Skelton
ADS
Document Information [Line Items]
Title of 12(b) Security	American depositary shares, each ten(10) American depositary shares representing twenty-three (23) ordinary shares
Trading Symbol	IMAB
Security Exchange Name	NASDAQ
Ordinary share
Document Information [Line Items]
Title of 12(b) Security	Ordinary shares, par value $0.0001 per share
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ